Significant accounting policies - Estimated residual values (Details)	12 Months Ended
Dec. 31, 2020
Buildings
Disclosure Of Significant Accounting Policies
Estimated rates of residual, property, plant and equipment	9.00%
Machinery and Equipment
Disclosure Of Significant Accounting Policies
Estimated rates of residual, property, plant and equipment	8.00%
Vehicles
Disclosure Of Significant Accounting Policies
Estimated rates of residual, property, plant and equipment	5.00%
Computer
Disclosure Of Significant Accounting Policies
Estimated rates of residual, property, plant and equipment	0.00%
Furniture
Disclosure Of Significant Accounting Policies
Estimated rates of residual, property, plant and equipment	2.00%